Debt (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of Debt Recognized At Amortized Cost

A summary of the Group’s debt, recognized at amortized cost, as of June 30, 2026 and December 31, 2025 is outlined below:

		June 30, 2026	December 31, 2025
Debt (1)	Security (if applicable)	(in USD and thousands)
River Vessel Financing
€20.3 million loan(2), variable base rate plus 2.4%, due 2026	Viking Kvasir	$—	$10,089
$102.0 million loan, fixed at 5.22% - 5.26%, due 2028	Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn	32,190	38,842
$15.1 million loan, variable base rate plus 2.35%, due 2029	Viking Helgrim	—	7,404
€153.2 million loan(2), (3), variable at SOFR plus CAS and 1.30%, due through 2029	Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn	54,623	64,832
€53.6 million loan(2), (3), variable at SOFR plus CAS and 1.30%, due through 2029	Viking Gymir, Viking Egdir	26,175	29,915
Ocean Ship Financing
$290.2 million financial liability, due 2031	Viking Jupiter	—	206,702
€316.6 million loan(4), fixed at 1.81%, due 2034	Viking Neptune	255,865	278,811
€316.6 million loan(4), fixed at 1.87%, due 2035	Viking Saturn	270,916	294,301
$401.0 million loan(4), fixed at 3.64%, due 2036	Viking Vela	350,865	367,572
$430.5 million loan(4), fixed at 3.70%, due 2037	Viking Vesta	394,632	412,570
$464.0 million loan (4), fixed at 3.86%, due 2038	Viking Mira	463,972	—
¥2.3 billion financial liability, due 2040	Viking Yidun	336,937	—
Notes
$675.0 million 5.000% Senior Secured Notes due 2028	Viking Star, Viking Sea and Viking Sky	675,000	675,000
$350.0 million 5.625% Senior Secured Notes due 2029	Viking Venus	350,000	350,000
$500.0 million 7.000% Senior Notes due 2029		500,000	500,000
$720.0 million 9.125% Senior Notes due 2031		720,000	720,000
$1.7 billion 5.875% Senior Notes due 2033		1,700,000	1,700,000
Other Loans
€6.2 million loan, fixed at 0.3%, due 2026		356	1,099
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027		6,183	8,410
Total debt		$6,137,714	$5,665,547
Less: Unamortized debt fees and discounts, net of premiums		(193,529)	(163,572)
Total debt, net of fees		$5,944,185	$5,501,975
Less: Current portion of long-term debt		(205,910)	(374,607)
Long-term debt		$5,738,275	$5,127,368

(1) SOFR is Term Secured Overnight Financing Rate and CAS is Credit Adjustment Spread

(2) USD denominated

(3) Euler Hermes Aktiengesellschaft (“Hermes”) provides a guarantee equal to 95% of the loan amounts

(4) SACE SpA (“SACE”) provides an insurance policy to the lenders covering 100% of the principal and interest of facility amounts